Leases (Details) - Schedule of supplemental cash flow information related to operating leases $ in Thousands	12 Months Ended
Dec. 31, 2020 USD ($)
Schedule of supplemental cash flow information related to operating leases [Abstract]
Cash payments for operating leases	$ 471
New operating lease assets obtained in exchange for operating lease liabilities	$ 171